SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,204,751	$ 6,198,156
Less: accumulated depreciation	(5,249,578)	(5,190,386)
Total property and equipment, net	955,173	1,007,770
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	781,985	781,985
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,628,473	4,621,878
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	260,426	260,426
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 533,867	$ 533,867